Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 5, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Clean Technology Fund (formerly DWS Climate Change Fund), DWS Enhanced Commodity Strategy Fund and DWS Health Care Fund (collectively, the “Funds”), each a series of DWS Securities Trust (the “Trust”); (Reg. Nos. Reg. Nos. 002-36238, 811-02021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement for the Fund and was filed electronically on September 30, 2011.

Please direct any comments relating to the Amendment to the undersigned at 617-295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray